EQUITY - Movement of comprehensive income and expense (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Movement of comprehensive income and loss
Other comprehensive income, total	$ 151,896,435	$ (191,713,733)	$ (34,007,464)
Cash Flow hedge reserve
Movement of comprehensive income and loss
Increase (decrease)	102,529,128	(11,029,171)	(1,724,004)
Deferred taxes	(28,469,748)	2,029,363	340,835
Reclassification to the result by function	1,227,683	(869,910)	118,779
Reclassification of deferred taxes related to other reserves			82,639
Other comprehensive income, total	75,287,063	(9,869,718)	(1,181,751)
Majority Equity holders	75,323,231	(9,686,850)	(1,181,751)
Non-Controlling interests	(36,168)	(868)
Reserves for exchange rate differences
Movement of comprehensive income and loss
Increase (decrease)	98,973,862	(264,119,093)	(41,844,584)
Deferred taxes	(22,103,267)	84,571,923	9,295,546
Other comprehensive income, total	76,870,595	(179,547,170)	(32,549,038)
Majority Equity holders	75,916,398	(178,420,146)	(32,401,812)
Non-Controlling interests	954,197	(1,127,024)	(147,226)
Benefit related to defines benefit plans
Movement of comprehensive income and loss
Increase (decrease)	3,026,996	(3,338,354)	53,511
Deferred taxes	(817,289)	901,356	(14,448)
Reclassification to the result by function	(2,470,930)	140,153	(432,518)
Reclassification of deferred taxes related to other reserves			116,780
Other comprehensive income, total	(261,223)	(2,296,845)	(276,675)
Majority Equity holders	(222,733)	(2,432,441)	$ (276,675)
Non-Controlling interests	$ (38,490)	$ 135,596